Consolidated Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		97 Months Ended	103 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Jul. 31, 2013
Cash Flows used in Operating Activities
Net loss	$ (298,827)	$ (694,392)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,384,256)
Adjustment to reconcile net loss to net cash used in operating activities:
Donated services and rent	20,000		30,000		44,250	64,250
Write-down of unproved properties	6,000	6,926	83,159	15,470	324,315	330,315
Amortization	1,751	2,407	4,489	3,107	7,596	9,347
Stock based compensation				527,318	527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	(193)	41,248	44,165	(7,584)	(991)	(1,184)
Accounts payable	3,957	56,492	95,343	10,018	302,018	305,976
Accrued liabilities	53,454	42,475	20,425	31,380	282,850	339,504
Due to related parties	160,439	367,104	595,243	395,451	1,838,829	1,996,067
Accrued interest on notes payable to related party	13,941	9,774	22,829	8,996	105,575	119,516
Net cash used in operating activities	(39,478)	(167,965)	(204,769)	(1,944,032)	(3,653,669)	(3,693,147)
Cash Flows from Investing Activities
Purchase of equipment				19,820	19,820	19,820
Additions to unproved mineral properties	39,048	112,283	138,942	150,269	1,315,980	1,355,028
Net cash used in investing activities	(39,048)	(112,283)	(138,942)	(170,089)	(1,335,800)	(1,374,848)
Cash Flows from Financing Activities
Cash received on issuance of notes payable to related party	29,773	96,944	131,032	306,889	1,292,311	1,322,084
Repayment of related party notes, includig accrued interest		56,553	56,553	14,382	70,935	70,935
Proceeds from issuance of common stock		270,301	270,301	1,853,099	3,880,150	3,880,150
Net cash provided by financing activities	29,773	310,692	344,780	2,145,606	5,101,526	5,131,299
Effect of foreign currency exchange	49,599	(11,395)	(22,385)	(15,673)	(108,906)	(59,307)
Increase (decrease) in cash	846	19,049	(21,316)	15,812	3,151	3,997
Cash, beginning of period	3,151	24,467	24,467	8,655
Cash, end of period	3,997	43,516	3,151	24,467	3,151	3,997
Supplemental Disclosure of Cash Flow Information:
Income tax
Interest		$ (1,778)	$ (6,553)	$ (1,778)	$ (8,331)	$ (8,331)